Income Tax Benefits (Details) - CNY (¥) ¥ in Millions		12 Months Ended
	Jan. 01, 2018	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Tax Benefits (Details) [Line Items]
Net loss before taxes (in Yuan Renminbi)		¥ 62.8	¥ 90.2	¥ 39.4
Income tax rate
Statutory tax rate		25.00%	25.00%
State taxation rate		15.00%
Reduced tax rates			15.00%	15.00%	15.00%
Additional tax deductions		50.00%
Withholding tax rate		10.00%
Dividend of tax rate		10.00%
Equity interest, percentage		25.00%
Operating loss (in Yuan Renminbi)			¥ 152.0	¥ 116.2
Valuation allowance (in Yuan Renminbi)			109.8	83.2
Carryforward amount (in Yuan Renminbi)			¥ 42.2	¥ 33.9
Income tax benefit		50.00%
underpayment of taxes (in Yuan Renminbi)		¥ 0.1
High and New Technology Enterprise [Member]
Income Tax Benefits (Details) [Line Items]
Statutory tax rate		15.00%
Minimum [Member]
Income Tax Benefits (Details) [Line Items]
Additional tax deductions	50.00%	75.00%
Maximum [Member]
Income Tax Benefits (Details) [Line Items]
Additional tax deductions	75.00%	100.00%
PRC [Member]
Income Tax Benefits (Details) [Line Items]
Income tax rate		25.00%
VIE and subsidiary [Member]
Income Tax Benefits (Details) [Line Items]
Income tax rate		25.00%
Hong Kong [Member]
Income Tax Benefits (Details) [Line Items]
Income tax rate percentage, description		The first HK$2 million of profits earned will be taxed at 8.25%, while the remaining profits will continue to be taxed at the existing 16.5% tax rate.
Dividend of tax rate		5.00%
India [Member]
Income Tax Benefits (Details) [Line Items]
Income tax rate		25.00%
Mexico [Member]
Income Tax Benefits (Details) [Line Items]
Income tax rate		30.00%